Marketable Securities	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Marketable Securities Explanatory [Abstract]
MARKETABLE SECURITIES
NOTE 4:-	MARKETABLE SECURITIES

The following table summarizes the composition of the Group’s investment in marketable securities:

	December 31,
	2021	2020
Convertible bonds designated at fair value through profit or loss (1)	1,142	1,238
	$1,142	$1,238

(1)	The consolidated statements of profit or loss for the years ended 2019, 2020 and 2021 include gains (losses) from marketable securities designated at fair value through profit or loss in amounts of ($35), $126 and ($96), respectively.